Loans And Allowance For Credit Losses (Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	¥ 1,844,835	[1]	¥ 1,712,189
Recorded loan balance, Not requiring an impairment allowance	355,931	[1],[2]	319,679	[2]
Recorded loan balance, Total	2,200,766	[1]	2,031,868
Unpaid principal balance	2,348,980	[1]	2,219,889
Related allowance	954,961	[1]	872,153
Impaired loans held for sales	818
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	1,158,927		1,045,342
Recorded loan balance, Not requiring an impairment allowance	318,028	[2]	279,330	[2]
Recorded loan balance, Total	1,476,955		1,324,672
Unpaid principal balance	1,537,180		1,387,029
Related allowance	662,347		616,769
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	400,946		302,210
Recorded loan balance, Not requiring an impairment allowance	55,819	[2]	56,268	[2]
Recorded loan balance, Total	456,765		358,478
Unpaid principal balance	475,946		376,393
Related allowance	221,124		187,081
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	35,581		33,802
Recorded loan balance, Not requiring an impairment allowance	16,921	[2]	22,034	[2]
Recorded loan balance, Total	52,502		55,836
Unpaid principal balance	59,411		60,498
Related allowance	22,577		19,986
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	139,146		112,357
Recorded loan balance, Not requiring an impairment allowance	100,670	[2]	50,982	[2]
Recorded loan balance, Total	239,816		163,339
Unpaid principal balance	247,657		176,520
Related allowance	55,286		52,165
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	122,792		140,228
Recorded loan balance, Not requiring an impairment allowance	37,774	[2]	36,378	[2]
Recorded loan balance, Total	160,566		176,606
Unpaid principal balance	166,510		182,044
Related allowance	67,171		74,707
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	309,892		299,637
Recorded loan balance, Not requiring an impairment allowance	62,274	[2]	69,051	[2]
Recorded loan balance, Total	372,166		368,688
Unpaid principal balance	380,292		375,464
Related allowance	209,634		192,671
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	15,201		9,418
Recorded loan balance, Not requiring an impairment allowance	121	[2]	253	[2]
Recorded loan balance, Total	15,322		9,671
Unpaid principal balance	17,425		11,777
Related allowance	8,040		2,314
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	40,233		39,077
Recorded loan balance, Not requiring an impairment allowance	12,954	[2]	12,534	[2]
Recorded loan balance, Total	53,187		51,611
Unpaid principal balance	55,021		54,063
Related allowance	23,719		23,278
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	42,991		54,183
Recorded loan balance, Not requiring an impairment allowance	9,794	[2]	8,918	[2]
Recorded loan balance, Total	52,785		63,101
Unpaid principal balance	53,754		63,336
Related allowance	33,485		40,484
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	52,145		54,430
Recorded loan balance, Not requiring an impairment allowance	21,701	[2]	22,912	[2]
Recorded loan balance, Total	73,846		77,342
Unpaid principal balance	81,164		86,934
Related allowance	21,311		24,083
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	199,890		154,249
Recorded loan balance, Not requiring an impairment allowance	299	[2]	177	[2]
Recorded loan balance, Total	200,189		154,426
Unpaid principal balance	200,517		155,433
Related allowance	122,371		89,049
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	30,927		34,472
Recorded loan balance, Not requiring an impairment allowance	76	[2]	78	[2]
Recorded loan balance, Total	31,003		34,550
Unpaid principal balance	47,916		56,054
Related allowance	9,944		10,704
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	300,231		303,449
Recorded loan balance, Not requiring an impairment allowance	13,756	[2]	23,513	[2]
Recorded loan balance, Total	313,987		326,962
Unpaid principal balance	363,439		406,740
Related allowance	118,753		102,892
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	123,567		145,123
Recorded loan balance, Not requiring an impairment allowance	806	[2]	1,666	[2]
Recorded loan balance, Total	124,373		146,789
Unpaid principal balance	139,196		164,659
Related allowance	37,901		47,418
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an impairment allowance	31,293		29,554
Recorded loan balance, Not requiring an impairment allowance	22,966	[2]	14,915	[2]
Recorded loan balance, Total	54,259		44,469
Unpaid principal balance	60,732		49,974
Related allowance	¥ 3,645		¥ 5,321

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥818 million at March 31, 2013.
[2]	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.